Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following:

	As of March 31,
	2025	2024
Server hardware	$3,939	$3,985
Vehicles	95,767	96,890
	99,706	100,875
Less: accumulated depreciation	(64,591)	(46,940)
Impairment	—	—
Property and equipment, net – Continuing operations	$35,115	$53,935
Property and equipment, net – Discontinued operations	—	495
Property and equipment, net	35,115	54,430